Environmental Protection Agency Agreement	3 Months Ended
Mar. 31, 2022
Environmental Remediation Obligations [Abstract]
Environmental Protection Agency Agreement

6. Environmental Protection Agency Agreement

As a part of the lease of the Mine, the Company was required to make payments pursuant to an agreement with the EPA whereby for so long as the Company leases, owns and/or occupies the Mine, the Company will make payments to the EPA on behalf of Placer Mining in satisfaction of the EPA’s claim for cost recovery. These payments, if all are made, will total $20,000,000. The agreement called for payments starting with $1,000,000 30 days after a fully ratified agreement was signed (which payment was made) followed by $2,000,000 on November 1, 2018, and $3,000,000 on each of the next five anniversaries with a final $2,000,000 payment on November 1, 2024. The November 1, 2018, December 1, 2018, June 1, 2019, November 1, 2019, November 1, 2020, and November 1, 2021, payments were not made, and the Company engaged in discussions with the EPA in an effort to reschedule these payments in ways that enable the sustainable operation of the Mine as a viable long-term business.

The EPA liability schedule in effect at March 31, 2022 was:

Date	Amount
November 1, 2021	$11,000,000 (aggregate amounts from 2018, 2019, 2020 and 2021)
November 1, 2022	$3,000,000
November 1, 2023	$3,000,000
November 1, 2024	$2,000,000 plus accrued interest

Interest is accrued at EPA superfund interest rates, which was 0.10% and 2.22% for the quarters ended March 31, 2022 and 2021, respectively. Interest expense for those periods was $5,028 and $47,982, respectively. At March 31, 2022 interest of $311,530 is included in interest payable on the condensed consolidated balance sheet.

Effective December 19, 2021, the Company entered into an amended Settlement Agreement between the Company, Idaho Department of Environmental Quality, US Department of Justice, and the EPA (the “Amended Settlement”). Upon the effectivity of the Amended Settlement, the Company would become fully compliant with its payment obligations to these parties. The Amended Settlement modified the payment schedule and payment terms for recovery of historical environmental response costs at Mine by the EPA. Pursuant to the terms of the Amended Settlement, the Company paid $2,000,000 to the EPA on January 7, 2022. Pursuant to the terms of the Amended Settlement, an additional $17,000,000 will be paid by the Company to the EPA on the following dates:

Date	Amount
November 1, 2024	$3,000,000
November 1, 2025	$3,000,000
November 1, 2026	$3,000,000
November 1, 2027	$3,000,000
November 1, 2028	$3,000,000
November 1, 2029	$2,000,000 plus accrued interest

The Amended Settlement included additional payment for outstanding water treatment costs (described below) that have been incurred over the period from 2018 through 2020. This $2,900,000 payment was to be made within 90 days of execution of the Amended Settlement.

In addition to the changes in payment terms and schedule, the Amended Settlement included a commitment by the Company to secure $17,000,000 of financial assurance in the form of performance bonds or letters of credit deemed acceptable to the EPA. The financial assurance can be drawn on by the EPA in the event of non-performance by the Company of its payment obligations under the Amended Settlement (the “Financial Assurance”). The amount of the bonds will decrease over time as individual payments are made. If the Company does not post the Financial Assurance within 90 days of execution of the Amended Settlement, it must issue an irrevocable letter of credit for $9,000,000. The EPA may draw on this letter of credit after an additional 90 days if the Company is unable to either put the Financial Assurance in place or make payment for the full $17,000,000 of remaining historical cost recovery sums. In the event neither occurs, the terms of the initial Settlement Agreement will be reinstated. On March 22, 2022, the Company reported that in consultation with the EPA, it has committed to meet the $2,900,000 payment and Financial Assurance obligations by 180 days from the effective date of the Amended Settlement Agreement. At March 31, 2022, the terms of the initial Settlement Agreement were still in place.

The Company completed the purchase of the Mine on January 7, 2022 (see note 5). The terms of the purchase price were modified to $5,400,000 in cash, from $3,400,000 of cash and $2,000,000 of Common Shares. The purchase price of the mine totaled $7,342,638 was capitalized, after taking into effect the deposits previously made, the credits given and closing costs. Additionally, a total of $442,147 of legal costs were capitalized. Concurrent with the purchase of the Mine, the Company assumed the balance of the EPA liability totaling $17,000,000 (after the payment of the $2,000,000 on January 7, 2022), an increase of $8,000,000 of which $3,000,000 is current liability and $5,000,000 is long-term in nature. The long-term portion was discounted at an interest rate of 16.5% to arrive at a net present value of $3,402,425 after discount. During the quarter ended March 31, 2022, $138,427 of the discount was amortized to interest expense.

At March 31, 2022, the total EPA cost recovery liability was $17,000,000, less $1,457,147 discount on the long-term portion, or $15,540,853.

The current portion of the EPA cost recovery liability at March 31, 2022 was $12,000,000 as detailed below:

Amount
EPA cost recovery payable at December 31, 2021	$11,000,000
Payment as part of mine purchase on January 7, 2022	(2,000,000)
Assumed with mine purchase – current portion	3,000,000
EPA cost recovery at March 31, 2022	$12,000,000

The balance of the NPV of the long-term portion of the EPA cost recovery payable at March 31, 2022 was $3,540,853 detailed below:

Amount
Long-term portion of NPV of EPA cost recovery payable at purchase of mine on January 7, 2022	$3,402,425
Accretion of NPV discount during the quarter	138,427
Long-term portion of NPV of EPA cost recovery payable at March 31, 2022	$3,540,853

In addition to these payments, the Company makes a monthly accrual of $165,000 to cover the Idaho Department of Environmental Quality (“IDEQ”) (formerly performed and invoiced by the EPA) estimated costs of treating water at the water treatment facility. The Company also pays an agreed-upon monthly amount of $140,000, with a true-up to be recorded and paid by the Company once the actual annual costs are determined each year.

The balance of EPA/IDEQ water treatment liability at March 31, 2022 was $5,185,706 as detailed below:

Amount
EPA/IDEQ water treatment liability at December 31, 2021	$5,110,706
Payments during the quarter	(420,000)
Accruals during the quarter	495,000
EPA/IDEQ water treatment liability at March 31, 2022	$5,185,706

Bunker Hill Mining Corp.

Notes to the Condensed Interim Consolidated Financial Statements (Unaudited)

Three Months Ended March 31, 2022

(Expressed in United States Dollars)